OPERATING LEASES	12 Months Ended
Dec. 31, 2011
OPERATING LEASES [Abstract]
OPERATING LEASES
7.	OPERATING LEASES

Rental income

The minimum future revenues to be received under the Company's non-cancelable operating leases on its vessels as of December 31, 2011, are as follows:

(in thousands of $) Year ending December 31
2012	129,653
2013	126,081
2014	125,806
2015	123,797
2016	120,989
Thereafter	255,521
Total minimum lease revenues	881,847

The cost and accumulated depreciation of vessels leased to third parties on operating leases at December 31, 2011 and 2010 were as follows:

(in thousands of $)	2011	2010
Cost	1,062,295	811,740
Accumulated depreciation	165,465	116,229
Vessels and equipment, net	896,830	695,511